Condensed Statements Of Changes In Shareholders' Equity - USD ($)	Total	Previously Reported [Member]	Enjoy Technology Inc [Member]	Enjoy Technology Inc [Member] Previously Reported [Member]	Class A [Member]	Redeemable Convertible Preferred Stock [Member] Enjoy Technology Inc [Member]	Ordinary Shares Enjoy Technology Inc [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class B [Member]	Additional Paid-in Capital	Additional Paid-in Capital Enjoy Technology Inc [Member]	Accumulated Other Comprehensive Income Enjoy Technology Inc [Member]	Accumulated Deficit	Accumulated Deficit Enjoy Technology Inc [Member]
Beginning Balance, Value at Dec. 31, 2018						$ 186,638,000
Beginning Balance, Shares at Dec. 31, 2018						99,479,004
Beginning balance at Dec. 31, 2018			$ (172,532,000)				$ 1,000				$ 1,863,000	$ 59,000		$ (174,455,000)
Beginning balance (in shares) at Dec. 31, 2018							59,077,665
Issuance of common stock upon exercise of stock options			505,000								505,000
Issuance of common stock upon exercise of stock options (in shares)							2,276,594
Stock-based compensation			794,000								794,000
Net unrealized loss on short term investments			(2,000)									(2,000)
Foreign currency translation adjustments			132,000									132,000
Issuance of Series B redeemable convertible preferred stock (net of issuance costs), Value						$ 24,976,000
Issuance of Series B redeemable convertible preferred stock (net of issuance costs), Shares						10,509,500
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Value						$ 142,078,000
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Shares						39,531,941
Net income			(89,694,000)											(89,694,000)
Ending Balance, Value at Dec. 31, 2019			$ 353,692,000			$ 353,692,000
Ending Balance, Shares at Dec. 31, 2019			149,520,445			149,520,445
Ending Balance at Dec. 31, 2019			$ (260,987,000)	$ (260,797,000)			$ 1,000				3,162,000	189,000		(264,149,000)
Ending Balance (in shares) at Dec. 31, 2019							61,354,259
Issuance of common stock upon exercise of stock options			173,000								173,000
Issuance of common stock upon exercise of stock options (in shares)							374,468
Stock-based compensation			874,000								874,000
Foreign currency translation adjustments			(315,000)									(315,000)
Net income			(50,756,000)											(50,756,000)
Ending Balance, Value at Jun. 30, 2020						$ 353,692,000
Ending Balance, Shares at Jun. 30, 2020						149,520,445
Ending Balance at Jun. 30, 2020			(310,821,000)				$ 1,000				4,209,000	(126,000)		(314,905,000)
Ending Balance (in shares) at Jun. 30, 2020							61,728,727
Beginning Balance, Value at Dec. 31, 2019			$ 353,692,000			$ 353,692,000
Beginning Balance, Shares at Dec. 31, 2019			149,520,445			149,520,445
Beginning balance at Dec. 31, 2019			$ (260,987,000)	$ (260,797,000)			$ 1,000				3,162,000	189,000		(264,149,000)
Beginning balance (in shares) at Dec. 31, 2019							61,354,259
Issuance of common stock upon exercise of stock options			333,000								333,000
Issuance of common stock upon exercise of stock options (in shares)							802,253
Stock-based compensation			1,749,000								1,749,000
Net unrealized loss on short term investments			0
Foreign currency translation adjustments			695,000									695,000
Issuance of warrants			1,357,000								1,357,000
Net income			(157,784,000)											(157,784,000)
Ending Balance, Value at Dec. 31, 2020	$ 330,449,580	$ 357,698,710	$ 353,692,000			$ 353,692,000
Ending Balance, Shares at Dec. 31, 2020			149,520,445		33,044,958	149,520,445
Ending Balance at Dec. 31, 2020	5,000,008	5,000,008	$ (414,447,000)				$ 1,000	$ 433	$ 934	$ 9,830,842	6,601,000	884,000	$ (4,832,201)	(421,933,000)
Ending Balance (in shares) at Dec. 31, 2020							62,156,512	4,330,042	9,343,750
Beginning balance at Oct. 15, 2020	0							$ 0	$ 0	0			0
Beginning balance (in shares) at Oct. 15, 2020								0	0
Issuance of Class B ordinary shares to Sponsor	25,000								$ 934	24,066
Issuance of Class B ordinary shares to Sponsor (in shares)									9,343,750
Sale of units in initial public offering, less fair value of public warrants	359,734,370							$ 3,738		359,730,632
Sale of units in initial public offering, less fair value of public warrants (in shares)								37,375,000
Offering costs	(19,477,581)									(19,477,581)
Shares subject to possible redemption	(330,449,580)							$ (3,305)		(330,446,275)
Shares subject to possible redemption (in shares)								(33,044,958)
Net income	(4,832,201)	(127,691)											(4,832,201)
Ending Balance, Value at Dec. 31, 2020	330,449,580	357,698,710	$ 353,692,000			$ 353,692,000
Ending Balance, Shares at Dec. 31, 2020			149,520,445		33,044,958	149,520,445
Ending Balance at Dec. 31, 2020	5,000,008	5,000,008	$ (414,447,000)				$ 1,000	$ 433	$ 934	9,830,842	6,601,000	884,000	(4,832,201)	(421,933,000)
Ending Balance (in shares) at Dec. 31, 2020							62,156,512	4,330,042	9,343,750
Offering costs	(266,102)									(266,102)
Shares subject to possible redemption	(4,102,250)							$ (41)		(4,102,209)
Shares subject to possible redemption (in shares)								(410,225)
Net income	4,368,352												4,368,352
Ending Balance at Mar. 31, 2021	5,000,008							$ 392	$ 934	5,462,531			(463,849)
Ending Balance (in shares) at Mar. 31, 2021								3,919,817	9,343,750
Beginning Balance, Value at Dec. 31, 2020	330,449,580	357,698,710	$ 353,692,000			$ 353,692,000
Beginning Balance, Shares at Dec. 31, 2020			149,520,445		33,044,958	149,520,445
Beginning balance at Dec. 31, 2020	5,000,008	$ 5,000,008	$ (414,447,000)				$ 1,000	$ 433	$ 934	9,830,842	6,601,000	884,000	(4,832,201)	(421,933,000)
Beginning balance (in shares) at Dec. 31, 2020							62,156,512	4,330,042	9,343,750
Issuance of common stock upon exercise of stock options			1,505,000								1,505,000
Issuance of common stock upon exercise of stock options (in shares)							3,073,837
Gain on extinguishment of convertible loan			36,782,000								36,782,000
Stock-based compensation			1,910,000								1,910,000
Foreign currency translation adjustments			(104,000)									(104,000)
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Value						$ 15,000,000
Issuance of Series C redeemable convertible preferred stock (net of issuance costs), Shares						3,953,194
Net income	1,384,201		(95,425,000)											(95,425,000)
Ending Balance, Value at Jun. 30, 2021	331,371,370		368,692,000			$ 368,692,000
Ending Balance, Shares at Jun. 30, 2021					33,137,137	153,473,639
Ending Balance at Jun. 30, 2021	5,000,010		(469,779,000)				$ 1,000	$ 424	$ 934	8,446,652	46,798,000	780,000	(3,448,000)	(517,358,000)
Ending Balance (in shares) at Jun. 30, 2021							65,230,349	4,237,863	9,343,750
Beginning balance at Mar. 31, 2021	5,000,008							$ 392	$ 934	5,462,531			(463,849)
Beginning balance (in shares) at Mar. 31, 2021								3,919,817	9,343,750
Offering costs	(196,307)									(196,307)
Shares subject to possible redemption	3,180,460							$ 32		3,180,428
Shares subject to possible redemption (in shares)								318,046
Net income	(2,984,151)												(2,984,151)
Ending Balance, Value at Jun. 30, 2021	331,371,370		368,692,000			$ 368,692,000
Ending Balance, Shares at Jun. 30, 2021					33,137,137	153,473,639
Ending Balance at Jun. 30, 2021	$ 5,000,010		$ (469,779,000)				$ 1,000	$ 424	$ 934	$ 8,446,652	$ 46,798,000	$ 780,000	$ (3,448,000)	$ (517,358,000)
Ending Balance (in shares) at Jun. 30, 2021							65,230,349	4,237,863	9,343,750